COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended	12 Months Ended
	May 27, 2021 shares	Mar. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsidiary or Equity Method Investee [Line Items]
Maximum number of demands for registration of securities | item		3	3
Lock-up period		30 days	30 days
Accrued expenses		$ 0	$ 0			$ 0
Period of day option from final prospectus relating to IPO		45 days	45 days
Underwriting discount per Public Share | $ / shares		$ 0.2	$ 0.2
Aggregate underwriting discount paid		$ 5,500,000	$ 5,500,000
Deferred underwriting fee payable per Public Share | $ / shares		$ 0.35	$ 0.35
Aggregate deferred underwriting fee payable		$ 9,600,000	$ 9,600,000
Deferred underwriting commissions		0	3,609,375	$ 6,015,625	$ 6,015,625	$ 9,625,000
Gain from settlement of deferred underwriting commissions		$ 6,000,000	$ 6,000,000
Over-allotment option [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares granted to underwriters | shares		3,750,000	3,750,000
Class A ordinary shares [Member] | Over-allotment option [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares granted to underwriters | shares	2,500,000